Note 14 - Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Share-based Payment Arrangement, Option, Activity [Table Text Block]
	Shares	Weighted- average Exercise Price Per Share

Outstanding, January 1, 2020	14,500	$8.78
Exercised	(2,350)	8.78

Outstanding, December 31, 2020	12,150	$8.78

Exercisable, December 31, 2020	12,150	$8.78

Share-based Payment Arrangement, Restricted Stock Unit, Activity [Table Text Block]
	Units	Weighted- average Grant Date Fair Value Per Unit
Nonvested at January 1, 2020	56,066	$21.67
Granted	22,574	26.09
Vested	(11,006)	19.35
Nonvested at December 31, 2020	67,634	$23.51
Expected to vest at December 31, 2020	18,622	$24.02